Employee Benefit Plans - Projected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Qualified Pension Plan
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	$ 921
2016	908
2017	900
2018	899
2019	895
2020 - 2024	4,407
Non-U.S. Pension Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	55
2016	58
2017	62
2018	65
2019	72
2020 - 2024	449
Nonqualified and Other Pension Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	244
2016	241
2017	242
2018	239
2019	236
2020 - 2024	1,136
Postretirement Health and Life Plans
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	130
2016	126
2017	122
2018	117
2019	111
2020 - 2024	495
Defined Benefit Plan, Expected Future Medicare Subsidy Received, Fiscal Year Maturity [Abstract]
2015	14
2016	14
2017	14
2018	13
2019	13
2020-2024	$ 58